Schedule I - Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	$ 111,797	$ 100,642	$ 20,756
Property, plant and equipment	486,247	554,914	620,034
Total non-current assets	671,019	719,064
Current assets
Trade and other receivables	425,474	381,073
Other current assets	30,608	8,408
Cash and cash equivalents	317,935	114,391
Total current assets	1,286,821	804,274
Total assets	1,957,840	1,523,338
Equity
Share capital	1,962	1,962
Total equity	756,813	320,031	$ 365,719
Non-current liabilities
Lease liabilities	12,942	9,968
Other non-current liabilities	12	1,476
Total non-current liabilities	522,530	549,681
Current liabilities
Debt instruments	12,787	35,359
Lease liabilities	8,929	8,390
Trade and other payables	219,666	206,000
Current income tax liabilities	53,234	1,775
Other current liabilities	104,563	74,328
Total current liabilities	678,497	653,626
Total equity and liabilities	$ 1,957,840	1,523,338
Percentage of restricted net assets held to disclose separate entity	25.00%
Ferroglobe PLC
Non-current assets
Investment in subsidiaries	$ 629,284	629,284
Intangible assets	522
Property, plant and equipment	449	105
Trade and other receivables from subsidiaries	263,058	227,865
Total non-current assets	893,313	857,254
Current assets
Trade and other receivables	797	350
Trade and other receivables from subsidiaries	118,210	159,874
Other current assets	435	441
Cash and cash equivalents	605	1,311
Total current assets	120,047	161,976
Total assets	1,013,360	1,019,230
Equity
Share capital	1,964	1,964
Other reserves	(158,958)	(164,783)
Retained earnings	734,095	774,531
Total equity	577,101	611,712
Non-current liabilities
Lease liabilities	372	25
Trade and other payables	183,721
Other non-current liabilities	11
Total non-current liabilities	184,104	25
Current liabilities
Debt instruments		2,181
Lease liabilities	550	568
Trade and other payables	10,634	11,221
Trade and other payables to subsidiaries	240,753	392,803
Current income tax liabilities	115	490
Other current liabilities	103	230
Total current liabilities	252,155	407,493
Total equity and liabilities	$ 1,013,360	$ 1,019,230